                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended        June 30, 2002
                                                     -------------


Check here if Amendment     [ ]         Amendment Number :
                                                          -----
   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
         --------------------------
Address: 1 Lafayette Place
         --------------------------
         Greenwich, CT 06830
         --------------------------

Form 13F File Number:   28-2610
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William C. Crowley
         ------------------------------------
Title:   President of General Partner
         ------------------------------------
Phone:   (203) 861-4600
         ------------------------------------

Signature, Place, and Date of Signing:

         /s/ William C. Crowley         Greenwich, CT         August 14, 2002
         -------------------------     ------------------     ----------------
         (Signature)                    (City, State)              (Date)

Report Type ( Check only one):

   [X]   13F HOLDINGS REPORTS   (Check here if all holdings of this reporting
         manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     12
Form 13F Information Table Value Total:            $ 3,473,751
                                                 (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------   -------     -------------------  ----------  --------  --------------------
                                                      VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------   -------     -------   ---  ----  ----------  --------  --------------------
Autozone Inc.                 Common    053332-10-2   864,214  11,180,001  SH           DEFINED           11,180,001
--------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common    053332-10-2 1,109,154  14,348,699  SH            SOLE             14,348,699
--------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc.              Common    05329W-10-2   377,349  26,024,072  SH           DEFINED           26,024,072
--------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc.              Common    05329W-10-2   713,026  49,174,228  SH            SOLE             49,174,228
--------------------------------------------------------------------------------------------------------------------------------
ANC Rental Corp               Common    001813-10-4       125     693,304  SH           DEFINED              693,304
--------------------------------------------------------------------------------------------------------------------------------
ANC Rental Corp               Common    001813-10-4       567   3,151,696  SH            SOLE              3,151,696
--------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                  Common    248019-10-1    39,574   1,017,585  SH           DEFINED            1,017,585
--------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                  Common    248019-10-1   179,602   4,618,215  SH            SOLE              4,618,215
--------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                 Common    344912-10-0    11,157     455,938  SH           DEFINED              455,938
--------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                 Common    344912-10-0    53,547   2,188,262  SH            SOLE              2,188,262
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource Inc.       Common    704379-10-6    20,648     358,156  SH           DEFINED              358,156
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource Inc.       Common    704379-10-6   104,787   1,817,644  SH            SOLE              1,817,644
--------------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.